Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 15, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 13, 2023
Debt Instrument [Line Items]
Remainder of 2026		$ 0
2027		0
2028		73,717
Long-term debt, gross		73,717
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 65,000
Paid-in-Kind notes issued	$ 1,789	8,556	$ 6,767
Debt, accrued PIK interest		$ 161	$ 167